SEGMENT INFORMATION - Segment information (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of operating segments [line items]
Net sales	R$ 50,115,679	R$ 47,403,282	R$ 39,755,575
Total of products
Disclosure of operating segments [line items]
Net sales	50,115,679	47,403,282	39,755,575
Market pulp
Disclosure of operating segments [line items]
Net sales	R$ 37,816,141	R$ 37,593,462	R$ 30,677,265
Market pulp | CHINA
Disclosure of operating segments [line items]
Percentage of entity's revenue	39.30%	36.92%	41.36%
Market pulp | UNITED STATES
Disclosure of operating segments [line items]
Percentage of entity's revenue	13.80%	16.08%	15.32%
Printing and writing paper
Disclosure of operating segments [line items]
Net sales	R$ 8,260,804	R$ 8,072,722	R$ 7,567,320
Printing and writing paper | ARGENTINA
Disclosure of operating segments [line items]
Percentage of entity's revenue	5.79%	10.96%	23.68%
Printing and writing paper | UNITED STATES
Disclosure of operating segments [line items]
Percentage of entity's revenue	67.53%	22.50%	19.49%
Paperboard
Disclosure of operating segments [line items]
Net sales	R$ 3,999,186	R$ 1,676,639	R$ 1,417,075
Other
Disclosure of operating segments [line items]
Net sales	R$ 39,548	R$ 60,459	R$ 93,915
Fluff pulp
Disclosure of operating segments [line items]
Percentage of entity's revenue	0.70%	0.70%
Tissue
Disclosure of operating segments [line items]
Percentage of entity's revenue	5.70%	5.80%